Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using the equity method
Schedule of investment in associate and percentage of equity interest held in associate

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
At beginning of year	29,452	115,124	172,757
Additions	100,000	60,000	—
Share of (losses)/profit of associate	(14,328)	(4,878)	12,150
Gain on dilution of interest in associate (Note 8)	—	2,511	—
At end of year	115,124	172,757	184,907

Schedule of Investment in joint venture and percentage of equity interest held in joint venture

	For the year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000

At beginning of year	—	3,705	2,976
Additions	4,321	2,040	—
Share of losses of joint venture	(526)	(2,924)	(2,204)
Exchange difference	(90)	155	(333)
At end of year	3,705	2,976	439